Segment information - Percent of revenue by geographical location (Details) - Geographic Concentration Risk - Revenue, Product and Service Benchmark	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Europe
Segment Reporting Information [Line Items]
Concentration percentage	66.00%	70.00%
Americas
Segment Reporting Information [Line Items]
Concentration percentage	11.00%	13.00%
Asia
Segment Reporting Information [Line Items]
Concentration percentage	12.00%	9.00%
Africa
Segment Reporting Information [Line Items]
Concentration percentage	7.00%	3.00%
Other
Segment Reporting Information [Line Items]
Concentration percentage	4.00%	5.00%